Trade Payables and Accrued Liabilities (Details) - Schedule of Trade Payables and Accrued Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Payables and Accrued Liabilities (Details) - Schedule of Trade Payables and Accrued Liabilities [Line Items]
Trade accounts payable and accrued liabilities	$ 9,077	$ 12,897
Government remittances	11,662	7,644
Total	$ 20,739	$ 20,541